UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23107

Legg Mason Funds Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON FUNDS TRUST

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 97.7%
Apartments - 15.2%
Apartment Investment and Management Co., Class A Shares	50,000	$2,295,500
AvalonBay Communities Inc.	18,200	3,236,688
Equity Residential	47,600	3,062,108
UDR Inc.	65,000	2,339,350

Total Apartments		10,933,646

Diversified - 6.5%
American Tower Corp.	21,300	2,413,929
Cousins Properties Inc.	76,000	793,440
DuPont Fabros Technology Inc.	35,500	1,464,375

Total Diversified		4,671,744

Health Care - 4.0%
Healthcare Trust of America Inc., Class A Shares	32,800	1,069,936
OMEGA Healthcare Investors Inc.	50,200	1,779,590

Total Health Care		2,849,526

Industrial - 7.9%
DCT Industrial Trust Inc.	37,200	1,806,060
Prologis Inc.	55,000	2,944,700
Rexford Industrial Realty Inc.	40,900	936,201

Total Industrial		5,686,961

Lodging/Resorts - 5.5%
Hersha Hospitality Trust	87,400	1,574,948
LaSalle Hotel Properties	48,200	1,150,534
Sunstone Hotel Investors Inc.	94,200	1,204,818

Total Lodging/Resorts		3,930,300

Mortgage - 3.6%
Starwood Property Trust Inc.	116,700	2,628,084

Office - 19.5%
Alexandria Real Estate Equities Inc.	23,500	2,556,095
Boston Properties Inc.	24,300	3,311,847
First Potomac Realty Trust	165,000	1,509,750
Hudson Pacific Properties Inc.	77,900	2,560,573
Kilroy Realty Corp.	24,100	1,671,335
Mack-Cali Realty Corp.	29,700	808,434
Paramount Group Inc.	98,700	1,617,693

Total Office		14,035,727

Regional Malls - 14.8%
General Growth Properties Inc.	133,300	3,679,080
Simon Property Group Inc.	33,600	6,955,536

Total Regional Malls		10,634,616

Retail - Free Standing - 2.3%
Spirit Realty Capital Inc.	127,000	1,692,910

Shopping Centers - 18.4%
Brixmor Property Group Inc.	60,900	1,692,411
DDR Corp.	106,600	1,858,038
Equity One Inc.	39,100	1,196,851
Federal Realty Investment Trust	15,900	2,447,487
Kite Realty Group Trust	51,600	1,430,352
Ramco-Gershenson Properties Trust	77,600	1,454,224
Retail Properties of America Inc., Class A Shares	97,500	1,638,000
Urstadt Biddle Properties Inc., Class A Shares	67,700	1,504,294

Total Shopping Centers		13,221,657

REAL ESTATE INVESTMENT TRUST TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $55,522,000)		70,285,171

See Notes to Schedule of Investments.

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $563,602)	0.186%	563,602	$563,602

TOTAL INVESTMENTS - 98.5% (Cost - $56,085,602#)			70,848,773
Other Assets in Excess of Liabilities - 1.5%			1,085,886

TOTAL NET ASSETS - 100.0%			$71,934,659

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Real Estate Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Funds Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Real Estate Investment Trust Common Stocks†	$70,285,171	—	—	$70,285,171
Real Estate Investment Trust Short-Term Investments†	563,602	—	—	563,602

Total Investments	$70,848,773	—	—	$70,848,773

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,851,898
Gross unrealized depreciation	(1,088,727)

Net unrealized appreciation	$14,763,171

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Funds Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016